Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2015
Transactions with Related Parties [Abstract]
Schedule of related party transactions

	December 31,	June 30,
	2014	2015
Balance Sheet

Due from a related party, current (accrued interest) - Dryships Inc.	-	78,306
Due from a related party, current - Cardiff Drilling Inc.	-	1
Due from related party, current - Total	-	78,307

Due from a related party, non-current - Dryships Inc.	117,219	-
Due from related party, non-current - Total	117,219	-

Due to related parties - Cardiff Drilling Inc.	4,287	-
Due to related parties - Azara Services S.A.	4,000	-
Due to related parties - Basset Holding Inc.	3,000	-
Due to related parties - Total	11,287	-

Advances for drillships under construction and related costs - Cardiff Drilling Inc.	$1,546	$314
Drilling rigs, drillships, machinery and equipment, net - Cardiff Drilling Inc.	$2,885	$2,961

	Six-month period ended June 30,
Statement of Operations	2014	2015
Service revenue, net - Cardiff Drilling Inc.	$(7,729)	$(8,439)
General and administrative expenses:
-Vivid Finance Limited	5,706	1,350
-Azara Services S.A.	1,250	1,250
-Basset Holding Inc.	616	249
-Amortization of CEO's stock based compensation	653	1,598
Interest income - Dryships Inc.	$-	$5,252